Bank Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Weighted average interest rate for short-term bank loans	6.06%	5.30%	6.50%
Weighted average interest rate for long-term bank loans	4.40%	4.40%	5.40%
Interest expense	$ 18,751,734	$ 14,909,159	$ 6,700,421
Construction-in-Progress [Member]
Property, Plant and Equipment [Line Items]
Interest costs capitalized	$ 553,927	$ 1,476,240	$ 334,851